Noninterest Expense	12 Months Ended
Dec. 31, 2010
Noninterest expense [Abstract]
Noninterest Expense
Note 11 – Noninterest expense
The following table presents the components of noninterest expense.

Year ended December 31, (in millions)	2010	2009	2008

Compensation expense(a)	$28,124	$26,928	$22,746
Noncompensation expense:
Occupancy expense	3,681	3,666	3,038
Technology, communications and equipment expense	4,684	4,624	4,315
Professional and outside services	6,767	6,232	6,053
Marketing	2,446	1,777	1,913
Other expense(b)(c)(d)	14,558	7,594	3,740
Amortization of intangibles	936	1,050	1,263

Total noncompensation expense	33,072	24,943	20,322
Merger costs	—	481	432

Total noninterest expense	$61,196	$52,352	$43,500

(a)	2010 includes a payroll tax expense related to the United Kingdom (“U.K.”) Bank Payroll Tax on certain compensation awarded from December 9, 2009, to April 5, 2010, to relevant banking employees.

(b)	In 2010, 2009 and 2008, included litigation expense of $7.4 billion, $161 million and a net benefit of $781 million, respectively.

(c)	Includes foreclosed property expense of $1.0 billion, $1.4 billion and $213 million in 2010, 2009 and 2008, respectively.

(d)	Expense for 2009 included a $675 million FDIC special assessment.
Merger costs
Costs associated with the Bear Stearns merger and the Washington Mutual transaction in 2008 are reflected in the merger costs caption of the Consolidated Statements of Income. For a further discussion of the Bear Stearns merger and the Washington Mutual transaction, see Note 2 on pages 166–170 of this Annual Report. A summary of merger-related costs is shown in the following table.

	2009			2008
	Bear	Washington		Bear	Washington
Year ended December 31, (in millions)	Stearns	Mutual	Total	Stearns	Mutual	Total

Expense category
Compensation	$(9)	$256	$247	$181	$113	$294
Occupancy	(3)	15	12	42	—	42
Technology and communications and other	38	184	222	85	11	96

Total(a)(b)	$26	$455	$481	$308	$124	$432

(a)	With the exception of occupancy- and technology-related write-offs, all of the costs in the table required the expenditure of cash.

(b)	There were no merger costs for 2010.
The table below shows changes in the merger reserve balance related to costs associated with the above transactions.

	2010			2009			2008
	Bear	Washington		Bear	Washington		Bear	Washington
Year ended December 31, (in millions)	Stearns	Mutual	Total	Stearns	Mutual	Total	Stearns	Mutual	Total

Merger reserve balance, beginning of period	$32	$57	$89	$327	$441	$768	$—	$—	$—
Recorded as merger costs(a)	—	—	—	26	455	481	308	124	432
Recorded as goodwill	—	—	—	(5)	—	(5)	1,112	435	1,547
Utilization of merger reserve	(32)	(57)	(89)	(316)	(839)	(1,155)	(1,093)	(118)	(1,211)

Merger reserve balance, end of period	$—	$—	$—	$32	$57	$89	$327	$441	$768

(a)	There were no merger costs for 2010.